Summary of Significant Accounting Policies (Details) - USD ($)													9 Months Ended	12 Months Ended
	Jan. 26, 2026	Dec. 23, 2025	Dec. 01, 2025	Nov. 04, 2025	Aug. 04, 2025	Jul. 05, 2025	May 06, 2025	Apr. 15, 2025	Feb. 11, 2025	Jan. 21, 2025	Jun. 03, 2024	Apr. 17, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Salvage value percentage													0.00%	0.00%
Contract revenue rate													40.00%	40.00%
Lease term														12 months
Number of ordinary shares		3	5	5	5	5	10	1	20	20
Ordinary shares											102,890,000	53,600,000	300,051
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Number of ordinary shares	3
Board of Directors [Member]
Summary of Significant Accounting Policies [Line Items]
Number of ordinary shares		1		1		1		10		1
Customer Concentration Risk [Member] | Customer [Member] | Trade Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage
Customer Concentration Risk [Member] | Customer Two [Member] | Trade Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage															96.30%
Ordinary shares, no par value per share [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares
Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Number of ordinary shares			1		1		1		1
Ordinary Shares [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Number of ordinary shares	1
OSL Group [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposit (in Dollars)														$ 1,000,000
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage
Suppliers One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage														30.60%	30.60%